Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 412,653	$ 726,422	$ 1,246,285	$ 2,268,717
Cost of revenue	(129,472)	(222,206)	(371,488)	(539,281)
Gross profit	283,181	504,216	874,797	1,729,436
Selling and marketing expenses	(3,886)	(3,580)	(3,686)	(17,282)
General and administrative expenses	(585,683)	(648,667)	(1,111,748)	(1,184,973)
Loss on disposal of a subsidiary		(42,346)
Operating loss	(306,388)	(190,377)	(240,637)	527,181
Other income(expenses), net	(7,401)	2,447	15,244	12,026
Loss before income taxes	(313,789)	(187,930)	(225,393)	539,207
Income tax (expenses) benefit	(1,370)	(3,229)	(15,187)	(165,268)
Net loss	(315,159)	(191,159)	(240,580)	373,939
Foreign currency translation differences	(11,223)	3,753	23,662	(3,256)
Total comprehensive loss for the period	(326,382)	(187,406)	(216,918)	370,683
Owners of the Company	(314,549)	(191,159)
Non-controlling interest	$ (610)
Basic and diluted loss per ordinary share	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00
Weighted average number of shares outstanding-Basic and diluted	302,734,900	302,734,900	302,734,900	302,734,900